Long-Term Loans, Net of Current Maturities (Tables)	12 Months Ended
Dec. 31, 2016
Current Maturities of Long Term Loans/Long-Term Loans, Net of Current Maturities [Abstract]
Schedule of linkage and interest rates
Loan currency	Weighted interest rate as of December 31, 2016	December 31,
	%	2016	2015

NIS	5.44%	$3,134	$3,858

Less - current maturities		400	400

		$2,734	$3,458

Schedule of maturities of long-term debt
Payment schedule	December 31, 2016

2017	$400
2018	2,734
Total	$3,134